Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Bank's Equity Interest and Voting Rights (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis for preparation of financial statements and applicable accounting standards [line items]
Shares issued	639,413,408	639,413,408	669,663,021
Macro securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	12,776,680	12,776,680
Total capital stock	99.925%	99.925%
Voting rights	99.932%	99.932%
Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	46,935,318	46,935,318
Total capital stock	99.046%	99.046%
Voting rights	99.046%	99.046%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	327,183	327,183
Total capital stock	99.939%	99.939%
Voting rights	100.00%	100.00%
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	39,816,899	39,816,899
Total capital stock	99.999%	99.999%
Voting rights	100.00%	100.00%
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Type	Common	Common
Shares issued	241,200,000	7,700,000
Total capital stock	100.00%	100.00%
Voting rights	100.00%	100.00%
Non-controlling interests [member] | Macro securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.075%	0.075%
Voting rights	0.068%	0.068%
Non-controlling interests [member] | Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.954%	0.954%
Voting rights	0.954%	0.954%
Non-controlling interests [member] | Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.061%	0.061%
Non-controlling interests [member] | Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Total capital stock	0.001%	0.001%